Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 35,865	$ 33,503	$ 91,679
Receivables, net of allowance for doubtful accounts of $ 7,600 and $7,500 in 2012 and 2011	144,940	147,436	141,166
Prepaid expenses	59,171	39,514	40,046
Deferred income tax assets	7,967	9,812	9,241
Other current assets	33,686	26,360	27,277
Total current assets	281,629	256,625	309,409
Property, plant and equipment	2,868,937	2,860,592	2,796,935
Less accumulated depreciation and amortization	(1,699,153)	(1,666,975)	(1,539,484)
Net property, plant and equipment	1,169,784	1,193,617	1,257,451
Goodwill	1,427,206	1,426,848	1,426,135
Intangible assets	455,879	476,880	569,723
Deferred financing costs net of accumulated amortization	41,777	34,409	43,170
Other assets	40,556	38,974	43,073
Total assets	3,416,831	3,427,353	3,648,961
Current liabilities:
Trade accounts payable	12,691	12,663	13,208
Current maturities of long-term debt	26,242	17,310	5,694
Accrued expenses	90,761	94,654	96,542
Deferred income	39,047	36,717	38,136
Total current liabilities	168,741	161,344	153,580
Long-term debt	2,161,353	2,141,218	2,403,446
Deferred income tax liabilities	68,738	92,317	87,234
Asset retirement obligation	181,455	180,662	173,673
Other liabilities	15,433	12,814	12,505
Total liabilities	2,595,720	2,588,355	2,830,438
Stockholders' equity:
Additional paid-in capital	2,410,886	2,405,679	2,389,125
Accumulated comprehensive income	6,007	5,326	6,110
Accumulated deficit	(706,506)	(683,599)	(691,784)
Cost of shares held in treasury, 17,110,209 and 17,082,652 shares in 2012 and 2011, respectively	(889,386)	(888,518)	(885,037)
Stockholders' equity	821,111	838,998	818,523
Total liabilities and stockholder's equity	3,416,831	3,427,353	3,648,961
Common Class A
Stockholders' equity:
Common stock, value	95	95	94
Common Class B
Stockholders' equity:
Common stock, value	15	15	15
Preferred Class A
Stockholders' equity:
Preferred stock, value
Series AA Preferred Stock
Stockholders' equity:
Preferred stock, value
Stockholders' equity		0
LAMAR MEDIA CORP
Current assets:
Cash and cash equivalents	35,365	33,377	88,565
Receivables, net of allowance for doubtful accounts of $ 7,600 and $7,500 in 2012 and 2011	144,940	147,436	141,166
Prepaid expenses	59,171	39,514	40,046
Deferred income tax assets	7,967	9,812	9,241
Other current assets	33,904	26,578	20,391
Total current assets	281,347	256,717	299,409
Property, plant and equipment	2,868,937	2,860,592	2,796,935
Less accumulated depreciation and amortization	(1,699,153)	(1,666,975)	(1,539,484)
Net property, plant and equipment	1,169,784	1,193,617	1,257,451
Goodwill	1,417,054	1,416,696	1,415,983
Intangible assets	455,382	476,376	569,189
Deferred financing costs net of accumulated amortization	39,824	32,455	41,218
Other assets	35,271	33,689	37,787
Total assets	3,398,662	3,409,550	3,621,037
Current liabilities:
Trade accounts payable	12,691	12,663	13,208
Current maturities of long-term debt	26,242	17,310	5,694
Accrued expenses	88,963	93,315	85,803
Deferred income	39,047	36,717	38,136
Total current liabilities	166,943	160,005	142,841
Long-term debt	2,161,353	2,141,218	2,403,446
Deferred income tax liabilities	101,985	125,462	120,083
Asset retirement obligation	181,455	180,662	173,673
Other liabilities	15,433	12,814	12,505
Total liabilities	2,627,169	2,620,161	2,852,548
Stockholders' equity:
Common stock, value
Additional paid-in capital	2,584,526	2,579,318	2,562,765
Accumulated comprehensive income	6,007	5,326	6,110
Accumulated deficit	(1,819,040)	(1,795,255)	(1,800,386)
Stockholders' equity	771,493	789,389	768,489
Total liabilities and stockholder's equity	$ 3,398,662	$ 3,409,550	$ 3,621,037